Property, plant and equipment (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		$ 31,150		$ 26,801
Currency translation adjustment		18,502		5,460
Additions		4,542		3,769
Reclassifications of investment properties		8		38
Reclassifications to investment properties		(1,644)		(62)
Reclassification to group of assets held for sale (Note 34)				(1,557)
Disposals		(259)		(417)
Impairments / Recoveries		(69)		12
Depreciation charge		(3,701)	[1]	(2,894)	[2]
Deconsolidation		(29,001)
Assets incorporated by business combination		1,118
Net book amount at end of period		20,646		31,150
Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[1]	3,629		2,555
Currency translation adjustment	[1]	1,975		444
Additions	[1]	226		731
Reclassifications of investment properties	[1]	5		194
Reclassifications to investment properties	[1]	(73)		(62)
Reclassification to group of assets held for sale (Note 34)	[1]
Disposals	[1]	(159)		(161)
Impairments / Recoveries	[1]
Depreciation charge	[1]	(95)		(72)	[2]
Deconsolidation	[1]
Assets incorporated by business combination	[1]	899
Net book amount at end of period	[1]	6,407		3,629
Bearer Plants [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	216		92
Currency translation adjustment	[3]	155		(2)
Additions	[3]	219		183
Reclassifications of investment properties	[3]
Reclassifications to investment properties	[3]
Reclassification to group of assets held for sale (Note 34)	[3]
Disposals	[3]	(1)		(14)
Impairments / Recoveries	[3]
Depreciation charge	[3]	(64)	[1]	(43)	[2]
Deconsolidation	[3]
Assets incorporated by business combination	[3]
Net book amount at end of period	[3]	525		216
Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		16,262		13,326
Currency translation adjustment		9,068		2,950
Additions		1,154		792
Reclassifications of investment properties		3		(156)
Reclassifications to investment properties		(1,571)
Reclassification to group of assets held for sale (Note 34)				(28)
Disposals		(18)		(4)
Impairments / Recoveries		(69)		12
Depreciation charge		(911)	[1]	(630)	[2]
Deconsolidation		(22,744)
Assets incorporated by business combination		105
Net book amount at end of period		1,279		16,262
Machinery [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		3,462		2,813
Currency translation adjustment		2,418		627
Additions		999		634
Reclassifications of investment properties
Reclassifications to investment properties
Reclassification to group of assets held for sale (Note 34)				(16)
Disposals		(24)		(8)
Impairments / Recoveries
Depreciation charge		(713)	[1]	(588)	[2]
Deconsolidation		(5,941)
Assets incorporated by business combination		113
Net book amount at end of period		314		3,462
Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		6,162		5,410
Currency translation adjustment		3,827		1,148
Additions		971		711
Reclassifications of investment properties
Reclassifications to investment properties
Reclassification to group of assets held for sale (Note 34)
Disposals		(45)		(23)
Impairments / Recoveries
Depreciation charge		(1,297)	[1]	(1,084)	[2]
Deconsolidation
Assets incorporated by business combination
Net book amount at end of period		9,618		6,162
Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[4]	1,419		2,605
Currency translation adjustment	[4]	1,059		293
Additions	[4]	973		718
Reclassifications of investment properties	[4]
Reclassifications to investment properties	[4]
Reclassification to group of assets held for sale (Note 34)	[4]			(1,513)
Disposals	[4]	(12)		(207)
Impairments / Recoveries	[4]
Depreciation charge	[4]	(621)	[1]	(477)	[2]
Deconsolidation	[4]	(316)
Assets incorporated by business combination	[4]	1
Net book amount at end of period	[4]	2,503		1,419
Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		36,133		28,890
Currency translation adjustment
Net book amount at end of period		29,391		36,133
Costs [Member] | Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[1]	4,011		2,865
Currency translation adjustment
Net book amount at end of period	[1]	6,898		4,011
Costs [Member] | Bearer Plants [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	362		195
Currency translation adjustment	[3]
Net book amount at end of period	[3]	645		362
Costs [Member] | Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		17,495		13,929
Currency translation adjustment
Net book amount at end of period		2,030		17,495
Costs [Member] | Machinery [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		4,390		3,153
Currency translation adjustment
Net book amount at end of period		489		4,390
Costs [Member] | Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		7,713		5,877
Currency translation adjustment
Net book amount at end of period		14,975		7,713
Costs [Member] | Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[4]	2,162		2,871
Currency translation adjustment	[4]
Net book amount at end of period	[4]	4,354		2,162
Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(4,983)		(2,089)
Currency translation adjustment
Net book amount at end of period		(8,745)		(4,983)
Accumulated Depreciation [Member] | Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[1]	(382)		(310)
Currency translation adjustment
Net book amount at end of period	[1]	(491)		(382)
Accumulated Depreciation [Member] | Bearer Plants [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	(146)		(103)
Currency translation adjustment	[3]
Net book amount at end of period	[3]	(120)		(146)
Accumulated Depreciation [Member] | Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(1,233)		(603)
Currency translation adjustment
Net book amount at end of period		(751)		(1,233)
Accumulated Depreciation [Member] | Machinery [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(928)		(340)
Currency translation adjustment
Net book amount at end of period		(175)		(928)
Accumulated Depreciation [Member] | Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(1,551)		(467)
Currency translation adjustment
Net book amount at end of period		(5,357)		(1,551)
Accumulated Depreciation [Member] | Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[4]	(743)		(266)
Currency translation adjustment	[4]
Net book amount at end of period	[4]	$ (1,851)		$ (743)

[1]	On January 9, 2018, the INRA released a report declaring that Las Londras farm (4565 ha.), with a book value of Ps. 371 as of June 30, 2018, is within the area of the "Guarayos Forestry Reserve" and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.
[2]	Amortization charge was recognized in the amount of Ps. 1,772 and Ps. 1,599 under "Costs", in the amount of Ps. 185 and Ps. 251 under "General and administrative expenses" and Ps. 34 and Ps. 893 under "Selling expenses" as of June 30, 2018 and 2017, respectively in the Statements of Income (Note 26). In addition, a charge of Ps. 1,539 and Ps. 96 was recognized under "Discontinued operations" as of June 30, 2018 and 2017, respectively.
[3]	Corresponds to the plantation of sugarcane with a useful life of more than one year.
[4]	Includes furniture and fixtures, vehicles and aircrafts, which have been reclassified to held for sale (see Note 4).